CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income from continuing operations	$ 38,184,241	$ 17,947,404	$ 63,252,540	$ 21,062,278
Adjustments to reconcile net income to net cash from operations:
Depreciation	638,671	183,154	443,361	220,810
Amortization	976,294	1,138,176	1,934,909	1,043,181
Common stock issued for services and employee's compensation	181,200	2,139,057	2,229,657	2,139,057
Gain on extinguishment of debts	(1,051,013)	(817,513)	(1,666,386)	(987,518)
Changes in operating assets and liabilities:
Increase in inventories	(1,842,406)	(4,618,431)	(10,037,494)	(3,018,112)
Increase in deposits and prepaid expenses	(4,783,140)	(10,893,566)	(34,307,276)	(7,374,355)
Increase (decrease) in due to a director	8,264,907	346,076	12,239,470	(6,313,966)
Increase (decrease) in accounts payable and accrued expenses	2,606,191	(509,997)	3,330,443	833,667
(Decrease) increase in other payables	3,608,856	9,426,533	1,482,417	16,748,043
(Increase) decrease in accounts receivable	(29,425,520)	(5,173,526)	(18,142,198)	(18,250,484)
(Increase) decrease in cost and estimated earnings in excess of billings on uncompleted contracts	1,050,105	(1,966,711)	(1,880,776)	(456,104)
(Decrease) increase in billings in excess of costs and estimated earnings on uncompleted contracts	(1,867,709)	578,889	827,965	1,962,119
(Decrease) Increase in due to related parties	0	(52,321)	(867,413)	643,529
Decrease (Increase) in due from related parties			15,820,752	0
Decrease (increase) in other receivables	(420,024)	(839,683)	3,734,623	(3,651,677)
Net cash provided by operating activities	16,120,653	9,887,541	38,394,594	4,600,468
Cash flows from investing activities
Acquisition of proprietary technologies	0	(1,500,000)	(1,500,000)	0
Purchases of property and equipment	(490,323)	(20,423)	(10,756,744)	(252,346)
Proceeds of disposal of subsidiaries			0	557,700
Acquisition of land use rights	(490,323)	0
Investment in unconsolidated equity investee	0	(1,076,489)	0	(1,258,607)
Net cash outflow from business combination of subsidiaries less cash acquired			(6,893,349)	0
Business combination of a subsidiary		(2,499,184)
Payment for construction in progress	(13,596,632)	(6,626,688)	(19,185,878)	(1,346,394)
Net cash used in investing activities	(14,086,955)	(11,722,784)	(38,335,971)	(2,299,647)
Cash flows from financing activities
Proceeds From Long term debt			175,006	0
Non - controlling interest contribution	0	1,806,664	3,634,064	0
Proceeds from Short term debt			3,181,927	0
Dividends paid	(951,308)	(134,631)	(134,631)	(573,814)
Net cash (used in) provided by financing activities	(951,308)	1,672,033	6,856,366	(573,814)
Net cash provided by continuing operations			6,914,989	1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities			0	0
Net cash used in investing activities			0	(3,137,885)
Net cash used in financing activities			0	0
Net cash used in discontinued operations			0	(3,137,885)
Effects on exchange rate changes on cash	(115,206)	1,467,667	121,368	(1,091,240)
Increase in cash and cash equivalents	967,184	1,304,457	7,036,357	(2,502,118)
Cash and cash equivalents, beginning of period	8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	8,424,265	1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation			0	0
Cash and cash equivalents at the end of the year - continuing operations			8,424,265	1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest	112,010	0	282,320	0
Cash paid for income taxes	0	0	0	31
Non - cash transactions
Common stock issued for settlement of debts	9,404,638	2,373,992	17,863,417	11,512,386
Series B Convertible preferred shares cancelled	(3,000)	0	3,000	0
Common stock issued for service and employee compensation			362,400	4,278,114
Common stock acquired for cancellation			0	(1,579,400)
Transfer to property and equipment from construction in progress			6,419,170	0
Transfer to land use rights from construction in progress			528,451	0
Settlement of land use rights payable in contra of disposal proceeds receivable			0	38,056,750
Disposal proceeds receivable from sale of subsidiaries, HYT and ZX			0	5,386,233
Purchases of treasury stock			$ 0	$ (1,250,000)